Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 52,176	$ 51,076	$ 47,349
Class B Series 25 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	9,425,607	9,425,607
Balance at End of Period	$ 236	$ 236
Convertible into	Class B - Series 26
Class B Series 26 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	2,174,393	2,174,393
Balance at End of Period	$ 54	$ 54
Convertible into	Class B - Series 25
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	20,000,000	20,000,000
Balance at End of Period	$ 500	$ 500
Convertible into	Class B - Series 28
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000	16,000,000
Balance at End of Period	$ 400	$ 400
Convertible into	Class B - Series 30
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	12,000,000	12,000,000
Balance at End of Period	$ 300	$ 300
Convertible into	Class B - Series 32
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	8,000,000	8,000,000
Balance at End of Period	$ 200	$ 200
Convertible into	Class B - Series 34
Class B Series 35 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	6,000,000	6,000,000
Balance at End of Period	$ 150	$ 150
Convertible into	Not convertible
Class B Series 36 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	600,000	600,000
Balance at End of Period	$ 600	$ 600
Convertible into	Class B - Series 37
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	24,000,000	24,000,000
Balance at End of Period	$ 600	$ 600
Convertible into	Class B - Series 39
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	20,000,000	20,000,000
Balance at End of Period	$ 500	$ 500
Convertible into	Class B - Series 41
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000	16,000,000
Balance at End of Period	$ 400	$ 400
Convertible into	Class B - Series 43
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000	16,000,000
Balance at End of Period	$ 400	$ 400
Convertible into	Class B - Series 45
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	14,000,000	14,000,000
Balance at End of Period	$ 350	$ 350
Convertible into	Class B - Series 47
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 4,690	4,690
Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 658	$ 658
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	639,624,567	639,232,276
Balance at End of Period	$ 12,998	$ 12,971	$ 12,914	$ 12,929
Ordinary and preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 18,346	$ 18,319